DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) on derivative financial instruments, net	$ 133	$ (95)	$ 395
Foreign currency forward contracts | Not designated as hedging instruments | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) on derivative financial instruments, net	$ 134	$ (95)	$ 395